Declaration of Distributions	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Declaration of Distributions
Note 13. Declaration of Distributions
On January 31, 2025, our board of directors declared a distribution rate for the month of February 2025 of approximately $0.1841 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on February 28, 2025. Such distributions payable to each stockholder of record will be paid the following month.
On February 26, 2025, our board of directors declared a distribution rate for the month of March 2025 of approximately $0.2038 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on March 31, 2025. Such distributions payable to each stockholder of record will be paid the following month.